Share-Based Compensation - Summary of ADS Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Outstanding at the beginning of the period	1,598,230	2,202,438
Outstanding at the end of the period	1,319,074	1,598,230
ADS Options
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Outstanding at the beginning of the period	1,598,230	2,202,438
Granted	497,790	142,970
Forfeited	(5,190)
Exercised	(771,756)	(747,178)
Outstanding at the end of the period	1,319,074	1,598,230